SUBSEQUENT EVENTS - Narrative (FY) (Details)																			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		31 Months Ended	43 Months Ended
	Jul. 26, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Mar. 29, 2021 USD ($)	Mar. 25, 2021 USD ($) $ / shares	Mar. 05, 2021 USD ($)	Mar. 01, 2021 USD ($)	Feb. 25, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($)	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 29, 2021 USD ($) shares	Jan. 25, 2021 $ / shares shares	Jan. 22, 2021 USD ($) $ / shares	Jan. 21, 2021 USD ($)	Jan. 07, 2021 USD ($)	Aug. 13, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 19, 2019 USD ($)	Aug. 13, 2021 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 27, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Feb. 28, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 24, 2021 USD ($) $ / shares shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Dec. 23, 2019 USD ($)	Jan. 14, 2019 $ / shares	Jan. 18, 2018 $ / shares	Dec. 31, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 15, 2015 USD ($)
Subsequent Event [Line Items]
Stock split, conversion ratio									0.3333
Proceeds from issuance of common stock and investor deposits																									$ 2,299,380	$ 9,427,526	$ 10,908,856	$ 34,555,691
Dividends																						$ 705,596	$ 1,976,511	$ 3,270,291	$ 3,968,187	7,459,393	$ 11,701,828	$ 10,585,519
Net asset value (in usd per share) | $ / shares																					$ 23.03	$ 21.01	$ 26.05		$ 26.05		$ 21.01	$ 30.48				$ 24.61		$ 21.01	$ 21.01			$ 30.00
Repurchases of common stock																											$ 17,576,261	$ 12,145,903
Disposal group, including discontinued operation, consideration																						$ 31,096,403					31,096,403
Proceeds from sale of real estate investments																												0
Repayments of unsecured credit facility																									$ 9,000,000	$ 0	$ 6,000,000	$ 13,869,000
Class R OP Units
Subsequent Event [Line Items]
Stock split, conversion ratio												1													1
Other ownership interests, units issued (in shares) | shares																							358,670		358,670
Other ownership interests, units issued, period												3 years
Other ownership interests, diluted EPS threshold | $ / shares												$ 1.05
Other ownership interests, units outstanding (in shares) | shares									360,000
Class R OP Units | Mr. Halfacre
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												120,000
Other ownership interests, units issued, period												3 years
Other ownership interests, units outstanding (in shares) | shares									210,667
Class R OP Units | Mr. Pacini
Subsequent Event [Line Items]
Other ownership interests, units issued, period												3 years
Other ownership interests, units outstanding (in shares) | shares									33,333
Class R OP Units | Employees of Company
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												348,000
Other ownership interests, units outstanding (in shares) | shares									116,000
Class R OP Units, Future Compensation | Mr. Halfacre
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												512,000
Class R OP Units, Future Compensation | Mr. Pacini
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												100,000
Credit Facility | New Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 22,000,000
Amount borrowed under the credit facility		$ 6,000,000
Debt origination fees paid			$ 77,000
Line of credit facility, unused commitment fee percentage			0.15%
Minimum debt service coverage ratio			125.00%
Minimum tangible NAV			$ 120,000,000
Credit Facility | New Credit Facility | Prime Rate
Subsequent Event [Line Items]
Basis spread on variable rate ( as a percent)			1.00%
Credit Facility | Revolving Line of Credit Due by September 30, 2021
Subsequent Event [Line Items]
Repayments of unsecured credit facility			$ 6,000,000
Unsecured Credit Facility | Unsecured Debt
Subsequent Event [Line Items]
Maximum borrowing capacity																		$ 12,000,000
Repayments of unsecured credit facility		6,000,000														$ 6,000,000
Unsecured Credit Facility | Unsecured Debt | Prime Rate
Subsequent Event [Line Items]
Basis spread on variable rate ( as a percent)																		1.00%
Unsecured Credit Facility | Unsecured Debt | Loans, Mature on October 15, 2021
Subsequent Event [Line Items]
Maximum borrowing capacity																$ 6,000,000
DRP
Subsequent Event [Line Items]
Net asset value (in usd per share) | $ / shares																																					$ 30.48
Minimum | Unsecured Credit Facility | Unsecured Debt
Subsequent Event [Line Items]
Line of credit facility, interest rate during period																		5.50%					4.75%
Retail
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration		13,714,188
Retail | Chevron Gas Station, Roseville
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration															$ 4,050,000
Proceeds from sale of real estate investments															3,914,909
Retail | EcoThrift
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration											$ 5,375,300
Proceeds from sale of real estate investments											2,684,225
Retail | Chevron Gas Station, San Jose
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration								$ 4,288,888
Proceeds from sale of real estate investments								4,054,327
IPO and Over-Allotment Option | MACS
Subsequent Event [Line Items]
Expected consideration to be raised																																	$ 115,000,000
IPO
Subsequent Event [Line Items]
Common stock subscriptions																																									$ 30,000,000
IPO | MACS
Subsequent Event [Line Items]
Expected consideration to be raised																																	100,000,000
Escrow deposited for MACS																																	4,500,000
Class C
Subsequent Event [Line Items]
Stock split, conversion ratio																									1			1
Common stock (in usd per share) | $ / shares									$ 0.001	$ 0.003										$ 0.003		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock subscriptions																																				$ 800,000,000
Share repurchase program, minimum holding period									6 months																		3 months
Percentage of NAV, shares held for less than two years									98.00%
Percentage of NAV shares held for at least two years									100.00%
Percentage of NAV, shares held for less than one year																						97.00%					97.00%
Percentage of NAV, shares held for one to two years																						98.00%					98.00%
Percentage of NAV, shares held for two to three years																						99.00%					99.00%
Percentage of NAV, shares held for at least three years																						100.00%					100.00%
Minimum share value									$ 1,000													$ 500					$ 500												$ 500	$ 500
Class C | DRP
Subsequent Event [Line Items]
Common stock subscriptions																																				75,000,000
Class C | Follow-on Offering
Subsequent Event [Line Items]
Common stock subscriptions																					$ 600,547,672															$ 725,000,000
Class C | 2021 DRP Offering
Subsequent Event [Line Items]
Common stock subscriptions													$ 100,000,000
Class S
Subsequent Event [Line Items]
Common stock (in usd per share) | $ / shares									$ 0.001	0.003										$ 0.003		$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Minimum share value									$ 1,000													$ 500					$ 500
Subsequent Event
Subsequent Event [Line Items]
Stock split, conversion ratio									0.3333
Dividends	$ 650,167																$ 620,788			$ 695,768
Distributions declared per share per day (in usd per share) | $ / shares	$ 0.00287670			$ 0.00287670			$ 0.00287670						$ 0.00287670
Annualized distribution rate (in usd per share) | $ / shares	$ 1.05			$ 1.05			$ 1.05						$ 1.05
Percentage of NAV per share	4.30%			4.56%			5.00%						5.00%
Net asset value (in usd per share) | $ / shares	$ 24.61			$ 23.03			$ 21.01		$ 23.03				$ 21.01								$ 23.03										$ 26.05
Subsequent Event | Class R OP Units
Subsequent Event [Line Items]
Other ownership interests, conversion ratio												1
Other ownership interests, conversion ratio, diluted EPS threshold												0.4
Other ownership interests, diluted EPS threshold | $ / shares												$ 1.05
Other ownership interests, units outstanding (in shares) | shares									360,000
Subsequent Event | Class R OP Units | Mr. Halfacre
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												120,000
Other ownership interests, units issued, period												3 years
Other ownership interests, units outstanding (in shares) | shares									210,667
Subsequent Event | Class R OP Units | Mr. Pacini
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												100,000
Other ownership interests, units issued, period												3 years
Other ownership interests, units outstanding (in shares) | shares									33,333
Subsequent Event | Class R OP Units | Employees of Company
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												348,000
Other ownership interests, units outstanding (in shares) | shares									116,000
Subsequent Event | Class R OP Units, Future Compensation | Mr. Halfacre
Subsequent Event [Line Items]
Other ownership interests, units issued (in shares) | shares												512,000
Subsequent Event | Credit Facility | New Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 22,000,000
Amount borrowed under the credit facility		$ 6,000,000
Line of credit facility, interest rate during period			4.75%
Debt origination fees paid			$ 77,000
Line of credit facility, unused commitment fee percentage			0.15%
Minimum debt service coverage ratio			125.00%
Minimum tangible NAV			$ 120,000,000
Subsequent Event | Credit Facility | New Credit Facility | Prime Rate
Subsequent Event [Line Items]
Basis spread on variable rate ( as a percent)			1.00%
Subsequent Event | Credit Facility | Revolving Line of Credit Due by September 30, 2021
Subsequent Event [Line Items]
Repayments of unsecured credit facility			$ 6,000,000
Subsequent Event | DRP
Subsequent Event [Line Items]
Dividends				$ 352,525			$ 386,841						$ 391,866
Subsequent Event | GSA (MSHA) | Swap
Subsequent Event [Line Items]
Derivative, cost of hedge net of cash received					$ 9,900
Subsequent Event | Retail | Dollar General, Castalia and Lakeside
Subsequent Event [Line Items]
Operating lease, lease incentives, free rent period														1 month
Subsequent Event | Retail | Dollar General, Lakeside
Subsequent Event [Line Items]
Operating lease minimum annual rents														$ 6,753
Subsequent Event | Retail | Dollar General, Castalia
Subsequent Event [Line Items]
Operating lease minimum annual rents														$ 6,610
Subsequent Event | Retail | Chevron Gas Station, Roseville
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration															4,050,000
Proceeds from sale of real estate investments															$ 3,914,909
Subsequent Event | Retail | EcoThrift
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration											5,375,300
Proceeds from sale of real estate investments											$ 2,684,225
Subsequent Event | Retail | Chevron Gas Station, San Jose
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration								4,288,888
Proceeds from sale of real estate investments								$ 4,055,657
Subsequent Event | Office | Northrop Grumman
Subsequent Event [Line Items]
Tenant improvements for operating lease extension						$ 1,150,000
Subsequent Event | IPO and Over-Allotment Option | MACS
Subsequent Event [Line Items]
Expected consideration to be raised																																	115,000,000
Subsequent Event | IPO | MACS
Subsequent Event [Line Items]
Expected consideration to be raised																																	100,000,000
Escrow deposited for MACS																																	$ 4,500,000
Warrants expected to be purchased (in shares) | shares																																	9,000,000
Number of securities to be purchased by each warrant (in shares) | shares																																	0.5
Warrants exercise price (in usd per share) | $ / shares																																	$ 11.50
Subsequent Event | Tenant Brokers | Office | Northrop Grumman
Subsequent Event [Line Items]
Leasing commission paid						128,538
Subsequent Event | Northrop Grumman | Office | Northrop Grumman
Subsequent Event [Line Items]
Leasing commission paid						$ 128,538
Subsequent Event | MVF | IPO and Over-Allotment Option | MACS
Subsequent Event [Line Items]
Common stock issued in transaction (in shares) | shares											2,875,000
Amount of stock offerings											$ 25,000
Subsequent Event | MVF | Over-Allotment Option | MACS
Subsequent Event [Line Items]
Common stock issued in transaction (in shares) | shares											375,000
Subsequent Event | MVF | IPO | MACS
Subsequent Event [Line Items]
Ownership percentage after stock offerings											20.00%
Subsequent Event | Class C
Subsequent Event [Line Items]
Common stock (in usd per share) | $ / shares									$ 0.001	$ 0.003										$ 0.003
Common stock issued in transaction (in shares) | shares																													6,748,695
Proceeds from issuance of common stock and investor deposits																													$ 199,861,618
Repurchases of common stock (in shares) | shares																			83,834		481,939
Repurchases of common stock																			$ 2,059,527		$ 10,375,064
Share repurchase program, minimum holding period									6 months	90 days
Percentage of NAV, shares held for less than two years									98.00%
Percentage of NAV shares held for at least two years									100.00%
Percentage of NAV, shares held for less than one year										97.00%										97.00%
Percentage of NAV, shares held for one to two years										98.00%										98.00%
Percentage of NAV, shares held for two to three years										99.00%										99.00%
Percentage of NAV, shares held for at least three years										100.00%										100.00%
Minimum share value									$ 1,000	$ 500										$ 500
Subsequent Event | Class C | DRP
Subsequent Event [Line Items]
Common stock issued in transaction (in shares) | shares																													817,355
Proceeds from issuance of common stock and investor deposits																													$ 23,093,575
Share repurchase program, minimum holding period									6 months	90 days
Subsequent Event | Class C | Follow-on Offering
Subsequent Event [Line Items]
Common stock subscriptions																					$ 600,547,672
Subsequent Event | Class C | 2021 DRP Offering
Subsequent Event [Line Items]
Common stock subscriptions													$ 100,000,000
Subsequent Event | Class S
Subsequent Event [Line Items]
Common stock (in usd per share) | $ / shares									$ 0.001	$ 0.003										$ 0.003
Common stock issued in transaction (in shares) | shares																														63,876
Proceeds from issuance of common stock and investor deposits																														$ 1,935,770
Repurchases of common stock (in shares) | shares																			0		0
Minimum share value									$ 1,000	$ 500										$ 500
Subsequent Event | Class S | DRP
Subsequent Event [Line Items]
Common stock issued in transaction (in shares) | shares																														2,172
Proceeds from issuance of common stock and investor deposits																														$ 58,606